Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of details about other liabilities	Other liabilities consisted of the following:

	At December 31,
	2023			2022
	Current	Non- current	Total	Current	Non- current	Total
	(€ million)
Payables for buy-back agreements	€1,877	€4,645	€6,522	€1,968	€4,931	€6,899
Accrued expenses and deferred income	4,778	751	5,529	3,620	149	3,769
Indirect tax payables	1,426	15	1,441	1,563	23	1,586
Payables to personnel	2,658	4	2,662	2,700	6	2,706
Social security payables	567	15	582	633	14	647
Construction contract liabilities (Note 14)	107	—	107	111	—	111
Service contract liability	808	2,160	2,968	948	2,255	3,203
Derivatives operating liability	746	299	1,045	708	224	932
Other	2,603	176	2,779	2,277	527	2,804
Total Other liabilities	€15,570	€8,065	€23,635	€14,528	€8,129	€22,657

Disclosure of analysis of other liabilities by due date	Other liabilities (excluding Accrued expenses, Deferred income and Service contract liability) by due date were as follows:

	At December 31,
	2023					2022
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non- Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non- Current)	Total
	(€ million)
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€9,984	€5,124	€30	€5,154	€15,138	€9,960	€2,449	€3,276	€5,725	€15,685

Disclosure of significant changes in contract assets and contract liabilities	Changes in the Company's construction contracts, net asset/(liability) for the year ended December 31, 2023, were as follows:

	At January 1, 2023	Advances received from customers	Amounts recognized within revenue	At December 31, 2023
	(€ million)
Construction contracts, net asset/(liability)	€164	€(766)	€709	€107
Changes in the
Company's service contract liability for the year ended December 31, 2023, were as follows:

	At January 1, 2023	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/ (Liabilities) held for sale	Other Changes	At December 31, 2023
	(€ million)
Service contract liability	€3,203	€1,198	€(1,272)	€—	€(161)	€2,968